SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 11: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Industrial Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Industrial Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Industrial Capital LLC. As the guarantees are full, unconditional, and joint and several and because the Guarantor Entities are 100%-owned by CNH Industrial Capital LLC, the Company has included the following condensed consolidating financial information as of June 30, 2015 and December 31, 2014 and for the three and six months ended June 30, 2015 and 2014. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Three Months Ended June 30, 2015
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$2,353	$50,675	$—	$53,028
Interest income on wholesale notes	—	(176)	20,629	—	20,453
Interest and other income from affiliates	21,576	53,964	85,212	(59,258)	101,494
Rental income on operating leases	—	40,843	11,335	—	52,178
Other income	—	29,254	811	(22,677)	7,388

Total revenues	21,576	126,238	168,662	(81,935)	234,541

EXPENSES
Interest expense:
Interest expense to third parties	32,353	2,884	29,819	—	65,056
Interest expense to affiliates	—	56,042	9,672	(59,258)	6,456

Total interest expense	32,353	58,926	39,491	(59,258)	71,512

Administrative and operating expenses:
Fees charged by affiliates	—	11,443	23,240	(22,677)	12,006
Provision for credit losses, net	—	1,083	6,093	—	7,176
Depreciation of equipment on operating leases	—	36,493	9,606	—	46,099
Other expenses	—	4,751	4,406	—	9,157

Total administrative and operating expenses	—	53,770	43,345	(22,677)	74,438

Total expenses	32,353	112,696	82,836	(81,935)	145,950

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,777)	13,542	85,826	—	88,591
Income tax provision (benefit)	(4,154)	5,508	29,319	—	30,673
Equity in income of consolidated subsidiaries accounted for under the equity method	64,541	56,507	—	(121,048)	—

NET INCOME	57,918	64,541	56,507	(121,048)	57,918
Net income attributed to noncontrolling interest	—	—	—	—	—

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$57,918	$64,541	$56,507	$(121,048)	$57,918

COMPREHENSIVE INCOME (LOSS)	$76,967	$83,590	$72,697	$(156,287)	$76,967
Comprehensive income attributed to noncontrolling interest	—	—	—	—	—

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$76,967	$83,590	$72,697	$(156,287)	$76,967

	Condensed Statements of Comprehensive Income for the Six Months Ended June 30, 2015
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$2,746	$99,405	$—	$102,151
Interest income on wholesale notes	—	(472)	39,857	—	39,385
Interest and other income from affiliates	45,232	110,646	171,739	(121,969)	205,648
Rental income on operating leases	—	76,402	24,584	—	100,986
Other income	—	54,888	1,648	(44,579)	11,957

Total revenues	45,232	244,210	337,233	(166,548)	460,127

EXPENSES
Interest expense:
Interest expense to third parties	67,477	(567)	61,983	—	128,893
Interest expense to affiliates	—	119,935	19,347	(121,969)	17,313

Total interest expense	67,477	119,368	81,330	(121,969)	146,206

Administrative and operating expenses:
Fees charged by affiliates	—	23,713	45,745	(44,579)	24,879
Provision (benefit) for credit losses, net	—	(578)	11,715	—	11,137
Depreciation of equipment on operating leases	—	69,960	20,712	—	90,672
Other expenses	—	10,446	6,210	—	16,656

Total administrative and operating expenses	—	103,541	84,382	(44,579)	143,344

Total expenses	67,477	222,909	165,712	(166,548)	289,550

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(22,245)	21,301	171,521	—	170,577
Income tax provision (benefit)	(8,569)	7,141	60,376	—	58,948
Equity in income of consolidated subsidiaries accounted for under the equity method	125,046	110,886	—	(235,932)	—

NET INCOME	111,370	125,046	111,145	(235,932)	111,629
Net income attributed to noncontrolling interest	—	—	(259)	—	(259)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$111,370	$125,046	$110,886	$(235,932)	$111,370

COMPREHENSIVE INCOME (LOSS)	$66,380	$80,056	$72,046	$(151,843)	$66,639
Comprehensive income attributed to noncontrolling interest	—	—	(259)	—	(259)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$66,380	$80,056	$71,787	$(151,843)	$66,380

	Condensed Balance Sheets as of June 30, 2015
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$125,565	$287,208	$—	$412,773
Restricted cash	—	100	614,836	—	614,936
Receivables, less allowance for credit losses	—	1,526,522	10,749,674	—	12,276,196
Affiliated accounts and notes receivable	3,644,202	1,978,938	1,487,979	(7,061,417)	49,702
Equipment on operating leases, net	—	1,397,891	260,233	—	1,658,124
Equipment held for sale	—	156,714	17,162	—	173,876
Investments in consolidated subsidiaries accounted for under the equity method	1,979,435	2,275,714	—	(4,255,149)	—
Goodwill and intangible assets, net	—	89,373	29,396	—	118,769
Other assets	23,442	(13,605)	69,315	(5,192)	73,960

TOTAL	$5,647,079	$7,537,212	$13,515,803	$(11,321,758)	$15,378,336

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$750,000	$—	$3,829,772	$—	$4,579,772
Accounts payable and other accrued liabilities	283,146	2,210,497	970,334	(2,758,142)	705,835
Affiliated debt	—	3,347,280	961,187	(4,308,467)	—
Long-term debt	3,046,954	—	5,478,796	—	8,525,750

Total liabilities	4,080,100	5,557,777	11,240,089	(7,066,609)	13,811,357
Stockholder's equity	1,566,979	1,979,435	2,275,714	(4,255,149)	1,566,979

TOTAL	$5,647,079	$7,537,212	$13,515,803	$(11,321,758)	$15,378,336

	Condensed Statements of Cash Flows for the Six Months Ended June 30, 2015
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(683,880)	$(34,139)	$116,113	$966,836	$364,930

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(5,550,956)	(5,324,652)	4,143,391	(6,732,217)
Collections of receivables	—	5,869,591	5,370,817	(4,142,446)	7,097,962
Change in restricted cash	—	—	236,291	—	236,291
Purchase of equipment on operating leases, net	—	(387,904)	31,194	—	(356,710)
Capital expenditures for property and equipment and software	—	(49)	—	—	(49)

Net cash from (used in) investing activities	—	(69,318)	313,650	945	245,277

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	26,451	78,885	(967,781)	(862,445)
Net change in indebtedness	698,880	(22,772)	(283,117)	—	392,991
Dividends paid to CNH Industrial America LLC	(15,000)	—	—	—	(15,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	—	—	(551)	—	(551)
Redemption of preferred stock of subsidiary	—	—	(60,416)	—	(60,416)

Net cash from (used in) financing activities	683,880	3,679	(265,199)	(967,781)	(545,421)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(99,778)	164,564	—	64,786
CASH AND CASH EQUIVALENTS:
Beginning of period	—	225,343	122,644	—	347,987

End of period	$—	$125,565	$287,208	$—	$412,773

	Condensed Statements of Comprehensive Income for the Three Months Ended June 30, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$3,389	$47,702	$—	$51,091
Interest income on wholesale notes	—	(321)	17,647	—	17,326
Interest and other income from affiliates	21,301	55,401	98,875	(63,828)	111,749
Rental income on operating leases	—	25,350	14,371	—	39,721
Other income	—	36,223	1,911	(24,257)	13,877

Total revenues	21,301	120,042	180,506	(88,085)	233,764

EXPENSES
Interest expense:
Interest expense to third parties	29,076	(508)	34,206	—	62,774
Interest expense to affiliates	—	60,023	11,700	(63,828)	7,895

Total interest expense	29,076	59,515	45,906	(63,828)	70,669

Administrative and operating expenses:
Fees charged by affiliates	—	10,619	26,602	(24,257)	12,964
Provision for credit losses, net	—	2,880	3,048	—	5,928
Depreciation of equipment on operating leases	—	21,389	12,014	—	33,403
Other expenses	—	7,716	1,824	—	9,540

Total administrative and operating expenses	—	42,604	43,488	(24,257)	61,835

Total expenses	29,076	102,119	89,394	(88,085)	132,504

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,775)	17,923	91,112	—	101,260
Income tax provision (benefit)	(2,981)	7,105	28,474	—	32,598
Equity in income of consolidated subsidiaries accounted for under the equity method	73,122	62,304	—	(135,426)	—

NET INCOME	68,328	73,122	62,638	(135,426)	68,662
Net income attributed to noncontrolling interest	—	—	(334)	—	(334)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$68,328	$73,122	$62,304	$(135,426)	$68,328

COMPREHENSIVE INCOME	$92,609	$97,403	$83,482	$(180,551)	$92,943
Comprehensive income attributed to noncontrolling interest	—	—	(334)	—	(334)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$92,609	$97,403	$83,148	$(180,551)	$92,609

	Condensed Statements of Comprehensive Income for the Six Months Ended June 30, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$5,105	$94,511	$—	$99,616
Interest income on wholesale notes	—	(592)	33,419	—	32,827
Interest and other income from affiliates	43,344	108,555	193,215	(126,015)	219,099
Rental income on operating leases	—	47,578	28,625	—	76,203
Other income	—	70,030	3,965	(46,988)	27,007

Total revenues	43,344	230,676	353,735	(173,003)	454,752

EXPENSES
Interest expense:
Interest expense to third parties	58,952	(4,280)	69,702	—	124,374
Interest expense to affiliates	—	113,490	21,948	(126,015)	9,423

Total interest expense	58,952	109,210	91,650	(126,015)	133,797

Administrative and operating expenses:
Fees charged by affiliates	—	21,386	51,933	(46,988)	26,331
Provision (benefit) for credit losses, net	—	(1,290)	8,678	—	7,388
Depreciation of equipment on operating leases	—	39,492	24,059	—	63,551
Other expenses	—	19,732	819	—	20,551

Total administrative and operating expenses	—	79,320	85,489	(46,988)	117,821

Total expenses	58,952	188,530	177,139	(173,003)	251,618

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(15,608)	42,146	176,596	—	203,134
Income tax provision (benefit)	(5,975)	15,747	57,633	—	67,405
Equity in income of consolidated subsidiaries accounted for under the equity method	144,700	118,301	—	(263,001)	—

NET INCOME	135,067	144,700	118,963	(263,001)	135,729
Net income attributed to noncontrolling interest	—	—	(662)	—	(662)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$135,067	$144,700	$118,301	$(263,001)	$135,067

COMPREHENSIVE INCOME	$134,805	$144,438	$119,038	$(262,814)	$135,467
Comprehensive income attributed to noncontrolling interest	—	—	(662)	—	(662)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$134,805	$144,438	$118,376	$(262,814)	$134,805

	Condensed Balance Sheets as of December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$225,343	$122,644	$—	$347,987
Restricted cash	—	100	858,725	—	858,825
Receivables, less allowance for credit losses	—	1,845,524	10,943,503	—	12,789,027
Affiliated accounts and notes receivable	2,749,776	1,712,656	1,365,447	(5,769,148)	58,731
Equipment on operating leases, net	—	1,128,542	329,783	—	1,458,325
Equipment held for sale	—	121,190	8,510	—	129,700
Investments in consolidated subsidiaries accounted for under the equity method	1,923,861	2,228,741	—	(4,152,602)	—
Goodwill and intangible assets, net	—	89,927	31,279	—	121,206
Other assets	20,778	77,597	51,637	(4,248)	145,764

TOTAL	$4,694,415	$7,429,620	$13,711,528	$(9,925,998)	$15,909,565

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$750,000	$19,128	$3,863,080	$—	$4,632,208
Accounts payable and other accrued liabilities	56,261	2,162,159	860,231	(2,432,710)	645,941
Affiliated debt	—	3,320,828	882,303	(3,340,686)	862,445
Long-term debt	2,348,074	3,644	5,841,321	—	8,193,039

Total liabilities	3,154,335	5,505,759	11,446,935	(5,773,396)	14,333,633
Stockholder's equity	1,540,080	1,923,861	2,264,593	(4,152,602)	1,575,932

TOTAL	$4,694,415	$7,429,620	$13,711,528	$(9,925,998)	$15,909,565

	Condensed Statements of Cash Flows for the Six Months Ended June 30, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(408,899)	$(617,000)	$986,700	$416,763	$377,564

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(7,833,353)	(8,054,568)	6,422,415	(9,465,506)
Collections of receivables	—	8,031,668	6,621,055	(6,421,219)	8,231,504
Change in restricted cash	—	—	175,894	—	175,894
Purchase of equipment on operating leases, net	—	(230,967)	(19,674)	—	(250,641)
Capital expenditures for property and equipment and software	—	(14)	(6)	—	(20)

Net cash from (used in) investing activities	—	(32,666)	(1,277,299)	1,196	(1,308,769)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	530,205	70,697	(417,959)	182,943
Net change in indebtedness	498,899	(46,403)	(153,149)	—	299,347
Dividends paid to CNH Industrial America LLC	(90,000)	—	—	—	(90,000)

Net cash from (used in) financing activities	408,899	483,802	(82,452)	(417,959)	392,290

DECREASE IN CASH AND CASH EQUIVALENTS	—	(165,864)	(373,051)	—	(538,915)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	308,507	389,101	—	697,608

End of period	$—	$142,643	$16,050	$—	$158,693

NOTE 14: SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        CNH Industrial Capital America and New Holland Credit, which are 100%-owned subsidiaries of CNH Industrial Capital LLC (the "Guarantor Entities"), guarantee certain indebtedness of CNH Industrial Capital LLC. As the guarantees are full, unconditional, and joint and several and because the Guarantor Entities are 100%-owned by CNH Industrial Capital LLC, the Company has included the following condensed consolidating financial information as of December 31, 2014 and 2013 and for the three years ended December 31, 2014. The condensed consolidating financial information reflects investments in consolidated subsidiaries under the equity method of accounting.

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$9,696	$194,756	$—	$204,452
Interest income on wholesale notes	—	(1,292)	75,742	—	74,450
Interest and other income from affiliates	96,352	220,950	382,145	(262,012)	437,435
Rental income on operating leases	—	108,568	57,346	—	165,914
Other income	—	142,031	7,681	(97,212)	52,500

Total revenues	96,352	479,953	717,670	(359,224)	934,751

EXPENSES
Interest expense:
Interest expense to third parties	124,629	(7,328)	138,650	—	255,951
Interest expense to affiliates	—	245,133	47,356	(262,012)	30,477

Total interest expense	124,629	237,805	186,006	(262,012)	286,428

Administrative and operating expenses:
Fees charged by affiliates	—	40,103	106,648	(97,212)	49,539
Provision (benefit) for credit losses	—	(1,300)	15,424	—	14,124
Depreciation of equipment on operating leases	—	93,549	48,139	—	141,688
Other expenses	1	55,836	767	—	56,604

Total operating expenses	1	188,188	170,978	(97,212)	261,955

Total expenses	124,630	425,993	356,984	(359,224)	548,383

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(28,278)	53,960	360,686	—	386,368
Income tax provision (benefit)	(10,873)	19,097	118,894	—	127,118
Equity in income of consolidated subsidiaries accounted for under the equity method	275,428	240,565	—	(515,993)	—

NET INCOME	258,023	275,428	241,792	(515,993)	259,250
Net income attributed to noncontrolling interest	—	—	(1,227)	—	(1,227)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$258,023	$275,428	$240,565	$(515,993)	$258,023

COMPREHENSIVE INCOME	$202,023	$219,428	$194,587	$(412,788)	$203,250
Comprehensive income attributed to noncontrolling interest	—	—	(1,227)	—	(1,227)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$202,023	$219,428	$193,360	$(412,788)	$202,023

	Condensed Balance Sheets as of December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$225,343	$122,644	$—	$347,987
Restricted cash	—	100	858,725	—	858,825
Receivables, less allowance for credit losses	—	1,845,524	10,943,503	—	12,789,027
Affiliated accounts and notes receivable	2,749,776	1,712,656	1,365,447	(5,769,148)	58,731
Equipment on operating leases, net	—	1,128,542	329,783	—	1,458,325
Equipment held for sale	—	121,190	8,510	—	129,700
Investments in consolidated subsidiaries accounted for under the equity method	1,923,861	2,228,741	—	(4,152,602)	—
Goodwill and intangible assets, net	—	89,927	31,279	—	121,206
Other assets	20,778	77,597	51,637	(4,248)	145,764

TOTAL	$4,694,415	$7,429,620	$13,711,528	$(9,925,998)	$15,909,565

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$750,000	$19,128	$3,863,080	$—	$4,632,208
Accounts payable and other accrued liabilities	56,261	2,162,159	860,231	(2,432,710)	645,941
Affiliated debt	—	3,320,828	882,303	(3,340,686)	862,445
Long-term debt	2,348,074	3,644	5,841,321	—	8,193,039

Total liabilities	3,154,335	5,505,759	11,446,935	(5,773,396)	14,333,633
Stockholder's equity	1,540,080	1,923,861	2,264,593	(4,152,602)	1,575,932

TOTAL	$4,694,415	$7,429,620	$13,711,528	$(9,925,998)	$15,909,565

	Condensed Statements of Cash Flows for the Year Ended December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(483,934)	$178,599	$556,278	$291,073	$542,016

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,819,248)	(15,532,463)	12,300,701	(19,051,010)
Collections of receivables	—	15,480,203	15,062,472	(12,301,398)	18,241,277
Change in restricted cash	—	—	(86,450)	—	(86,450)
Purchase of equipment on operating leases, net	—	(665,734)	(61,902)	—	(727,636)
Expenditures for property and equipment	—	(2,676)	(9)	—	(2,685)

Net cash from (used in) investing activities	—	(1,007,455)	(618,352)	(697)	(1,626,504)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	832,831	(17,759)	(290,376)	524,696
Net change in indebtedness	598,934	(87,139)	(162,821)	—	348,974
Dividends paid to CNH Industrial America LLC	(115,000)	—	—	—	(115,000)
Dividends paid to CNH Industrial Canada Ltd.	—	—	(23,803)	—	(23,803)

Net cash from (used in) financing activities	483,934	745,692	(204,383)	(290,376)	734,867

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(83,164)	(266,457)	—	(349,621)
CASH AND CASH EQUIVALENTS:
Beginning of year	—	308,507	389,101	—	697,608

End of year	$—	$225,343	$122,644	$—	$347,987

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2013
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$572	$180,770	$—	$181,342
Interest income wholesale notes		(1,001)	64,761	—	63,760
Interest and other income from affiliates	69,589	214,317	361,773	(230,722)	414,957
Rental income on operating leases	—	80,765	58,172	—	138,937
Other income	—	135,543	10,088	(86,506)	59,125

Total revenues	69,589	430,196	675,564	(317,228)	858,121

EXPENSES
Interest expense:
Interest expense to third parties	93,941	17	139,259	—	233,217
Interest expense to affiliates	—	212,552	42,275	(230,722)	24,105

Total interest expense	93,941	212,569	181,534	(230,722)	257,322

Administrative and operating expenses:
Fees charged by affiliates	—	45,403	97,508	(86,506)	56,405
Provision (benefit) for credit losses, net	—	(13,380)	7,476	—	(5,904)
Depreciation of equipment on operating leases	—	64,822	49,231	—	114,053
Other expenses	1	36,575	(1,493)	—	35,083

Total administrative and operating expenses	1	133,420	152,722	(86,506)	199,637

Total expenses	93,942	345,989	334,256	(317,228)	456,959

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(24,353)	84,207	341,308	—	401,162
Income tax provision (benefit)	(9,393)	30,212	114,003	—	134,822
Equity in income of consolidated subsidiaries accounted for under the equity method	279,840	225,845	—	(505,685)	—

NET INCOME	264,880	279,840	227,305	(505,685)	266,340
Net income attributed to noncontrolling interest	—	—	(1,460)	—	(1,460)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$264,880	$279,840	$225,845	$(505,685)	$264,880

COMPREHENSIVE INCOME	$224,304	$239,262	$192,320	$(430,122)	$225,764
Comprehensive income attributed to noncontrolling interest	—	—	(1,460)	—	(1,460)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$224,304	$239,262	$190,860	$(430,122)	$224,304

	Condensed Balance Sheets as of December 31, 2013
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$308,507	$389,101	$—	$697,608
Restricted cash	—	100	784,408	—	784,508
Receivables, less allowance for credit losses	—	1,504,614	10,678,667	—	12,183,281
Retained interests in securitized receivables	—	5,202	2,596	(4,945)	2,853
Affiliated accounts and notes receivable	2,245,308	1,780,263	1,462,388	(5,377,811)	110,148
Equipment on operating leases, net	—	636,383	337,924	—	974,307
Equipment held for sale	—	35,035	5,715	—	40,750
Investments in consolidated subsidiaries accounted for under the equity method	1,703,364	1,931,092	—	(3,634,456)	—
Goodwill and intangible assets	—	88,376	33,914	—	122,290
Other assets	23,142	15,857	31,960	—	70,959

TOTAL	$3,971,814	$6,305,429	$13,726,673	$(9,017,212)	$14,986,704

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$76,869	$4,212,320	$—	$4,289,189
Accounts payable and other accrued liabilities	20,685	2,004,157	798,110	(2,332,446)	490,506
Affiliated debt	—	2,487,997	913,317	(3,050,310)	351,004
Long-term debt	2,499,140	33,042	5,813,406	—	8,345,588

Total liabilities	2,519,825	4,602,065	11,737,153	(5,382,756)	13,476,287
Stockholder's equity	1,451,989	1,703,364	1,989,520	(3,634,456)	1,510,417

TOTAL	$3,971,814	$6,305,429	$13,726,673	$(9,017,212)	$14,986,704

	Condensed Statements of Cash Flows for the Year Ended December 31, 2013
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(899,140)	$480,974	$(68,842)	$904,998	$417,990

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(16,948,609)	(16,438,038)	12,754,787	(20,631,860)
Collections of receivables	—	16,591,756	15,206,469	(12,754,187)	19,044,038
Change in restricted cash	—	—	(65,756)	—	(65,756)
Purchase of equipment on operating leases, net	—	(270,607)	(78,600)	—	(349,207)
Other investing activities	—	(3,279)	(41)	—	(3,320)

Net cash from (used in) investing activities	—	(630,739)	(1,375,966)	600	(2,006,105)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	341,327	56,475	(905,598)	(507,796)
Net change in indebtedness	1,099,140	(140,056)	1,248,522	—	2,207,606
Dividends paid to CNH Industrial America LLC	(200,000)	—	—	—	(200,000)

Net cash from (used in) financing activities	899,140	201,271	1,304,997	(905,598)	1,499,810

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	51,506	(139,811)	—	(88,305)
CASH AND CASH EQUIVALENTS:
Beginning of year	—	257,001	528,912	—	785,913

End of year	$—	$308,507	$389,101	$—	$697,608

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$11,488	$166,956	$—	$178,444
Interest income on wholesale notes	—	(830)	63,043	—	62,213
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	113,748	34,780	(81,450)	67,078

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
Provision (benefit) for credit losses, net	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax provision (benefit)	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net change in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from (used in) financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of year	—	306,208	287,885	—	594,093

End of year	$—	$257,001	$528,912	$—	$785,913